Transactions with related parties	12 Months Ended
Dec. 31, 2019
Transactions with related parties
Transactions with related parties

36 Transactions with related parties

In the ordinary course of its business, Eni enters into transactions regarding:

a)	Purchase/supply of goods and services and the provision of financing to joint ventures, associates and non-consolidated subsidiaries;
b)	Purchase/supply of goods and services to entities controlled by the Italian Government;
c)

Purchase/supply of goods and services to companies related to Eni SpA through members of the Board of Directors. Most of these transactions are exempt from the application of the Eni internal procedure “Transactions involving interests of Directors and Statutory Auditors and transactions with related parties” pursuant to the Consob Regulation, since they relate to ordinary transactions conducted at market or standard conditions, or because they fall below the materiality threshold provided for by the procedure. The solely non-exempted transaction, that was positively examined and valued in application of the procedure, concerned the remote monitoring of cars in the “enjoy” initiative (for an amount of about €1 million) conducted with Vodafone Italia SpA related to Eni SpA through of a member of the Board of Directors; and

d)

contributions to non-profit entities correlated to Eni with the aim to develop solidarity, culture and research initiatives. In particular these related to: (i) Eni Foundation, established by Eni as a non-profit entity with the aim of pursuing exclusively solidarity initiatives in the fields of social assistance, health, education, culture and environment, as well as scientific and technological research; and (ii) Eni Enrico Mattei Foundation, established by Eni with the aim of enhancing, through studies, research and training initiatives, knowledge enrichment in the fields of economics, energy and environment, both at the national and international level.

Transactions with related parties were conducted in the interest of Eni companies and, with exception of those with entities whose aim is to develop charitable, cultural and research initiatives, are related to the ordinary course of Eni’s business.

Transactions and balances with related parties

	December 31, 2019			2019
	Receivables	Payables
(€ million)	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	3	71			229
Angola LNG Supply Services Llc			181
Coral FLNG SA	15		1,168	71
Gas Distribution Company of Thessaloniki - Thessaly SA		13			53
Saipem Group	75	227	510	27	503
Karachaganak Petroleum Operating BV	33	198		1	1,134
Mellitah Oil & Gas BV	57	171		3	365
Petrobel Belayim Petroleum Co	50	1,130		7	1,590
Unión Fenosa Gas SA	8	1	57	1	6	63
Vår Energi AS	32	143	482	63	1,481	(64)
Other (*)	106	29	1	112	87
	379	1,983	2,399	285	5,448	(1)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			180
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	101	1	3	14
Other	5	25	14	6	18
	106	26	197	20	18
	485	2,009	2,596	305	5,466	(1)
Entities controlled by the Government
Enel Group	185	284		105	602	(8)
Italgas Group	3	154		1	677
Snam Group	278	229		71	1,208
Terna Group	40	45		171	223	17
GSE - Gestore Servizi Energetici	26	24		549	468	11
Other	10	19		12	35
	542	755		909	3,213	20
Other related parties	2	3		5	37
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	75	74		33	457
	1,104	2,841	2,596	1,252	9,173	19

(*)Each individual amount included herein was lower than €50 million.

	December 31, 2018			2018
	Receivables	Payables
(€ million)	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	1	96			156
Angola LNG Supply Services Llc			177
Coral FLNG SA	14		1,147	62
Gas Distribution Company of Thessaloniki - Thessaly SA	1	18			51
Saipem Group	75	171	793	30	420
Karachaganak Petroleum Operating BV	27	134		1	998
Mellitah Oil & Gas BV	1	268		1	502
Petrobel Belayim Petroleum Co	56	2,029		7	2,282
Unión Fenosa Gas SA	4	7	57	123		37
Vår Energi AS	13	100	218
Other (*)	44	25		111	104	(26)
	236	2,848	2,392	335	4,513	11
Unconsolidated entities controlled by Eni
Eni BTC Ltd			177
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	87	1	5	11
Other	6	23	14	7	13
	93	24	196	18	13
	329	2,872	2,588	353	4,526	11
Entities controlled by the Government
Enel Group	134	151		118	514	227
Italgas Group	5	146		23	667
Snam Group	237	289		109	1,184	(1)
Terna Group	26	47		150	231	8
GSE - Gestore Servizi Energetici	67	85		555	588	74
Other	25	18		45	34
	494	736		1,000	3,218	308
Other related parties	1	2		4	32
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	40	140		34	229
	864	3,750	2,588	1,391	8,005	319

Each individual amount included herein was lower than €50 million.

	December 31, 2017			2017
	Receivables	Payables
(€ million)	and other	and other				Other operating
Name	assets	liabilities	Guarantees	Revenues	Costs	(expense) income
Joint ventures and associates
Agiba Petroleum Co	1	83			142
Coral FLNG SA	20	4	1,094	28
Karachaganak Petroleum Operating BV	36	121			951
Mellitah Oil & Gas BV	5	220		2	495
Petrobel Belayim Petroleum Co	86	1,205		8	3,168
Saipem Group	63	76	7,270	44	450
Unión Fenosa Gas SA			57	202	3	28
Other(*)	84	22		128	140
	295	1,731	8,421	412	5,349	28
Unconsolidated entities controlled by Eni
Eni BTC Ltd			169
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	77	1	5	7
Other	20	23	7	7	14
	97	24	181	14	14
	392	1,755	8,602	426	5,363	28
Entities controlled by the Government
Enel Group	123	187		164	622	285
GSE - Gestore Servizi Energetici	69	219		702	506	2
Italgas Group	14	180	1	18	681
Snam Group	187	351		85	1,221
Terna Group	35	31		154	212	15
Other (*)	50	21		16	38	1
	478	989	1	1,139	3,280	303
Other related parties	1	2		1	25
Groupement Sonatrach - Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	39	145		42	530
	910	2,891	8,603	1,608	9,198	331

(*) Each individual amount included herein was lower than €50 million.

The most significant transactions with joint ventures, associates and unconsolidated subsidiaries concerned:

•

Eni’s share of expenses incurred to develop oil fields from Agiba Petroleum Co, Karachaganak Petroleum Operating BV, Mellitah Oil & Gas BV, Petrobel Belayim Petroleum Co, Groupement Sonatrach - Agip «GSA», Organe Conjoint des Opérations «OC SH/FCP» and, only for Karachaganak Petroleum Operating BV, purchase of crude oil by Eni Trading & Shipping SpA; services charged to Eni’s associates are invoiced on the basis of incurred costs;

•	a guarantee issued on behalf of Angola LNG Supply Services Llc to cover the commitments relating to the payment of the regasification fee;
•

supply of upstream specialist services and a  guarantee issued on a pro-quota basis granted to Coral FLNG SA on behalf of the Consortium TJS for the contractual obligations assumed following the award of the EPCIC contract for the construction of a floating gas liquefaction plant (for more information see note 27 - Guarantees, commitments and risks);

•	the acquisition of transport and distribution services from the Gas Distribution Company of Thessaloniki - Thessaly SA;
•

engineering, construction and drilling services by the Saipem Group mainly for the Exploration & Production segment and residual guarantees issued by Eni SpA relating to bid bonds and performance bonds;

•	a performance guarantee given on behalf of Unión Fenosa Gas SA in relation to contractual commitments related to the results of operations and fair value of derivative financial instruments;
•

a  guarantee issued in compliance with contractual agreements in the interest of Vår Energi AS, the supply of upstream specialist services, the purchase of crude oil, condensates and gas and fair value of derivative financial instruments;

•	a guarantee issued in relation to the construction of an oil pipeline on behalf of Eni BTC Ltd; and
•	services for environmental restoration to Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation).

The most significant transactions with entities controlled by the Italian Government concerned:

•	sale of fuel, sale and purchase of gas, acquisition of power distribution services and fair value of derivative financial instruments with Enel Group;
•

acquisition of natural gas transportation, distribution and storage services with Snam Group and Italgas Group on the basis of tariffs set by the Italian Regulatory Authority for Energy, Networks and Environment and purchase and sale with Snam Group of natural gas for granting the system balancing on the basis of prices referred to the quotations of the main energy commodities;

•

acquisition of domestic electricity transmission service and sale and purchase of electricity for granting the system balancing on the basis of prices referred to the quotations of the main energy commodities, and derivatives on commodities entered to hedge the price risk related to the utilization of transport capacity rights with Terna Group;

•

sale and purchase of electricity, gas, environmental certificates, fair value of derivative financial instruments,  sale of oil products and storage capacity with GSE - Gestore Servizi Energetici for the setting-up of a specific stock held by the Organismo Centrale di Stoccaggio Italiano (OCSIT) according to the Legislative Decree No. 249/2012.

Transactions with other related parties concerned:

•	provisions to pension funds of €30 million; and
•	contributions and service provisions to Eni Enrico Mattei Foundation for €6 million and to Eni Foundation for €1 million.

Financing transactions and balances with related parties

(€ million)	December 31, 2019			2019

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd			249
Cardón IV SA	563	5		77
Coral FLNG SA	253				2
Coral South FLNG DMCC			1,425
Société Centrale Electrique du Congo SA	85				20
Other	18	14	2	18	14
	919	19	1,676	95	36
Unconsolidated entities controlled by Eni	48	28		1
	48	28		1
Entities controlled by the Government
Other	4	12
	4	12
	971	59	1,676	96	36

(€ million)	December 31, 2018			2018

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd			245
Cardón IV SA	705	36		95
Coral FLNG SA	108
Coral South FLNG DMCC			1,397
Shatskmorneftegaz Sàrl				7	267
Société Centrale Electrique du Congo SA	64	30			5
Vår Energi AS		494
Other	38	4	22	13	9
	915	564	1,664	115	281

Unconsolidated entities controlled by Eni	49	25

Entities controlled by the Government
Enel Group		64
Other		8			2
		72			2
	964	661	1,664	115	283

	December 31, 2017			2017
(€ million)

Name	Receivables	Payables	Guarantees	Gains	Charges
Joint ventures and associates
Angola LNG Ltd			233
Coral South FLNG D MCC			1,334
Cardón IV SA	955			86
Shatskmorneftegaz Sarl	101			6
Société Centrale Electrique du Congo SA	66	43
Saipem Group		3	56	13
Coral FLNG SA	56			71
Other	48	49	2	14	1
	1,226	95	1,625	190	1
Unconsolidated entities controlled by Eni
Servizi Fondo Bombole Metano SpA	60	9		1
Other(*)	1	52
	61	61		1
Entities controlled by the Government
Other		8			3
		8			3
	1,287	164	1,625	191	4

Each individual amount included herein was lower than €50 million.

The most significant transactions with joint ventures, associates and unconsolidated subsidiaries concerned:

•	bank debt guarantees issued on behalf of Angola LNG Ltd;
•	the financing loan granted to Cardón IV SA for the exploration and development activities of a gas field in Venezuela;
•

the financing loan granted to Coral FLNG SA for the construction of a floating gas liquefaction plant in Area 4 offshore Mozambique (for more information see note 27 - Guarantees, commitments and risks);

•

a bank debt guarantee issued on behalf of Coral South FLNG DMCC as part of the project financing of the Coral FLNG development project (for more information see note 27 - Guarantees, commitments and risks);

•	the loan granted to Société Centrale Electrique du Congo SA for the construction of a power plant in Congo.

Impact of transactions and positions with related parties on the balance sheet, profit and loss account and statement of cash flows

The impact of transactions and positions with related parties on the balance sheet accounts consisted of the following:

	December 31, 2019			December 31, 2018
		Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %
Other current financial assets	384	60	15.63	300	49	16.33
Trade and other receivables	12,873	704	5.47	14,101	633	4.49
Other current assets	3,972	219	5.51	2,819	71	2.52
Other non-current financial assets	1,174	911	77.60	1,253	915	73.02
Other non-current assets	871	181	20.78	624	160	25.64
Short-term debt	2,452	46	1.88	2,182	661	30.29
Current portion of long-term lease liabilities	889	5	0.56
Trade and other payables	15,545	2,663	17.13	16,747	3,664	21.88
Other current liabilities	7,146	155	2.17	5,412	63	1.16
Long-term lease liabilities	4,759	8	0.17
Other non-current liabilities	1,611	23	1.43	1,475	23	1.56

The impact of transactions with related parties on the profit and loss accounts consisted of the following:

	2019			2018			2017
		Related			Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %	Total	parties	Impact %
Sales from operations	69,881	1,248	1.79	75,822	1,383	1.82	66,919	1,567	2.34
Other income and revenues	1,160	4	0.34	1,116	8	0.72	4,058	41	1.01
Purchases, services and other	(50,874)	(9,173)	18.03	(55,622)	(8,009)	14.40	(51,548)	(9,164)	17.78
Net (impairment losses) reversals of trade and other receivables	(432)	28	—	(415)	26	—	(913)
Payroll and related costs	(2,996)	(28)	0.93	(3,093)	(22)	0.71	(2,951)	(34)	1.15
Other operating income (expense)	287	19	6.62	129	319	—	(32)	331	—
Finance income	3,087	96	3.11	3,967	115	2.90	3,924	191	4.87
Finance expense	(4,079)	(36)	0.88	(4,663)	(283)	6.07	(5,886)	(4)	0.07

Main cash flows with related parties are provided below:

(€ million)	2019	2018	2017
Revenues and other income	1,252	1,391	1,608
Costs and other expenses	(6,869)	(5,210)	(5,360)
Other operating income (expense)	19	319	331
Net change in trade and other receivables and payables	(839)	683	391
Net interests	81	110	187
Net cash provided from operating activities	(6,356)	(2,707)	(2,843)
Capital expenditure in tangible and intangible assets	(2,332)	(2,768)	(3,838)
Net change in accounts payable and receivable in relation to investments	(339)	20	425
Change in financial receivables	(241)	(566)	298
Net cash used in investing activities	(2,912)	(3,314)	(3,115)
Change in financial and lease liabilities	(817)	16	(16)
Net cash used in financing activities	(817)	16	(16)
Total financial flows to related parties	(10,085)	(6,005)	(5,974)

The impact of cash flows with related parties consisted of the following:

	2019			2018			2017
		Related			Related			Related
(€ million)	Total	parties	Impact %	Total	parties	Impact %	Total	parties	Impact %
Net cash provided by operating activities	12,392	(6,356)	—	13,647	(2,707)	—	10,117	(2,843)	—
Net cash used in investing activities	(11,413)	(2,912)	25.51	(7,536)	(3,314)	43.98	(3,768)	(3,115)	82.67
Net cash used in financing activities	(5,841)	(817)	13.99	(2,637)	16	—	(4,595)	(16)	0.35